Employee Benefit Plans - Combined Data for Domestic and Foreign Defined Benefit Pension and Post Retirement Healthcare Plans (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Jan. 29, 2015
Domestic Pension Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate		4.48%		4.13%			3.73%
Rate of compensation increase				3.00%
Change in benefit obligation
Benefit obligation at beginning of period	[1]	$ (4,460)		$ (3,712)
Service cost		(30)	[1]	(58)	[1]	$ (63)
Interest cost		(170)	[1]	(180)	[1]	(170)
Employee contributions	[1]	0		0
Amendments	[1]	0		0
Actuarial gain (loss)	[1]	178		(687)
(Acquisitions) divestitures	[1]	0		0
Curtailments	[1]	94		0
Special termination benefits	[1]	0		(1)
Benefits paid	[1]	(211)		(178)
Benefit obligation at end of period	[1]	(4,177)		(4,460)		(3,712)
Change in fair value of plan assets
Fair value at beginning of period		4,942		4,721
Actual return on plan assets		(61)		383
Employer contributions		19		16
Employee contributions	[1]	0		0
Acquisitions (divestitures)		0		0
Benefit payments	[1]	(211)		(178)
Fair value at end of period		4,689		4,942		4,721
Funded status at end of period		512		482
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)		1,678		1,668
Prior service cost (credit)		0		(31)
Total (before tax effects)		$ 1,678		$ 1,637
Foreign Pension Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate		3.45%		3.33%
Rate of compensation increase		3.51%		3.29%
Change in benefit obligation
Benefit obligation at beginning of period	[1]	$ (1,177)		$ (1,021)
Service cost		(32)	[1]	(33)	[1]	(36)
Interest cost		(38)	[1]	(43)	[1]	(38)
Employee contributions	[1]	(1)		(1)
Amendments	[1]	0		3
Actuarial gain (loss)	[1]	(1)		(169)
(Acquisitions) divestitures	[1]	12		0
Curtailments	[1]	0		0
Special termination benefits	[1]	0		0
Benefits paid	[1]	(17)		(19)
Foreign exchange adjustment	[1]	73		68
Benefit obligation at end of period	[1]	(1,147)		(1,177)		(1,021)
Change in fair value of plan assets
Fair value at beginning of period		997		930
Actual return on plan assets		40		88
Employer contributions		51		56
Employee contributions	[1]	1		1
Acquisitions (divestitures)		1		0
Benefit payments	[1]	(17)		(19)
Foreign exchange adjustment		(59)		(59)
Fair value at end of period		1,014		997		930
Funded status at end of period		(133)		(180)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)		368		382
Prior service cost (credit)		1		1
Total (before tax effects)		$ 369		$ 383
Domestic Healthcare Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate		4.48%		4.13%
Rate of compensation increase		3.00%		3.00%
Change in benefit obligation
Benefit obligation at beginning of period	[1]	$ (210)		$ (224)
Service cost		(1)	[1]	(1)	[1]	(2)
Interest cost		(8)	[1]	(11)	[1]	(9)
Employee contributions	[1]	0		0
Amendments	[1]	0		0
Actuarial gain (loss)	[1]	17		(8)
(Acquisitions) divestitures	[1]	0		0
Curtailments	[1]	0		0
Special termination benefits	[1]	0		0
Benefits paid	[1]	(18)		(34)
Benefit obligation at end of period	[1]	(184)		(210)		(224)
Change in fair value of plan assets
Fair value at beginning of period		93		86
Actual return on plan assets		(1)		7
Employer contributions		18		34
Employee contributions	[1]	0		0
Acquisitions (divestitures)		0		0
Benefit payments	[1]	(18)		(34)
Fair value at end of period		92		93		86
Funded status at end of period		(92)		(117)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)		111		146
Prior service cost (credit)		(69)		(79)
Total (before tax effects)		$ 42		$ 67
Foreign Healthcare Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate		3.60%		3.10%
Rate of compensation increase		0.00%		0.00%
Change in benefit obligation
Benefit obligation at beginning of period	[1]	$ (8)		$ (7)
Service cost		0	[1]	0	[1]	0
Interest cost		0	[1]	0	[1]	0
Employee contributions	[1]	0		0
Amendments	[1]	0		0
Actuarial gain (loss)	[1]	1		(1)
(Acquisitions) divestitures	[1]	2		0
Curtailments	[1]	0		0
Special termination benefits	[1]	0		0
Benefits paid	[1]	0		0
Foreign exchange adjustment	[1]	1		0
Benefit obligation at end of period	[1]	(4)		(8)		(7)
Change in fair value of plan assets
Fair value at beginning of period		0		0
Actual return on plan assets		0		0
Employer contributions		0		0
Employee contributions	[1]	0		0
Acquisitions (divestitures)		0		0
Benefit payments	[1]	0		0
Foreign exchange adjustment		0		0
Fair value at end of period		0		0		$ 0
Funded status at end of period		(4)		(8)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)		(1)		0
Prior service cost (credit)		0		0
Total (before tax effects)		$ (1)		$ 0

[1]	The benefit obligation for pension benefits is the projected benefit obligation and for healthcare benefits, it is the accumulated benefit obligation.